UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Athena Capital Advisors LLC
Address:  55 Old Bedford Road, Suite 302
          Lincoln, MA 01773

Form 13F File Number:  028-13852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ann C. Burnham
Title:    VP/CCO
Phone:    (781) 274-9300

Signature, Place, and Date of Signing:

     /s/ Ann C. Burnham                Lincoln, MA              April 10, 2012
     -------------------               -----------              --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           75
                                         -----------

Form 13F Information Table Value Total:  $   266,612
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

            COLUMN 1              COLUMN 2  COLUMN 3    COLUMN 4           COLUMN 5          COLUMN 6   COLUMN 7      COLUMN 8
--------------------------------  --------  ---------  -----------  ----------------------  ----------  -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                  TITLE OF                VALUE       SHRS OR    SH/  PUT/  INVESTMENT   OTHER   -------------------
         NAME OF ISSUER            CLASS      CUSIP     (x$1000)      PRN AMT    PRN  CALL  DISCRETION  MANAGERS SOLE SHARED  NONE
--------------------------------  --------  ---------  -----------  -----------  ---  ----  ----------  -------- ---- ------ -------
ABBOTT LABS COM                   COM       002824100          383        6,252  SH         Sole                               6,252
ALTRIA GROUP INC COM              COM       02209S103        1,806       58,509  SH         Sole                              58,509
APPLE INC COM                     COM       037833100          285          475  SH         Sole                                 475
AT&T INC COM                      COM       00206R102        4,609      147,598  SH         Sole                             147,598
AXCELIS TECHNOLOGIES INC COM      COM       054540109           17       10,000  SH         Sole                              10,000
BANK OF AMERICA CORPORATION CO    COM       060505104        1,256      131,290  SH         Sole                             131,290
BERKSHIRE HATHAWAY INC DEL CL     COM       084670108        4,998           41  SH         Sole                                  41
BERKSHIRE HATHAWAY INC DEL CL     COM       084670702          243        3,000  SH         Sole                               3,000
BLACKROCK ENH CAP & INC FD INC    COM       09256A109          349       25,836  SH         Sole                              25,836
BP PRUDHOE BAY RTY TR UNIT BEN    COM       055630107          625        5,000  SH         Sole                               5,000
BRISTOL MYERS SQUIBB CO COM       COM       110122108        2,014       59,672  SH         Sole                              59,672
CARMAX INC COM                    COM       143130102        1,098       31,687  SH         Sole                              31,687
CISCO SYS INC COM                 COM       17275R102        2,555      120,824  SH         Sole                             120,824
COCA COLA CO COM                  COM       191216100          746       10,079  SH         Sole                              10,079
COHEN & STEERS CLOSED END OPPO    COM       19248P106          597       46,780  SH         Sole                              46,780
DUKE ENERGY CORP NEW COM          COM       26441C105        1,619       77,079  SH         Sole                              77,079
EXXON MOBIL CORP COM              COM       30231G102          309        3,563  SH         Sole                               3,563
GENERAL ELECTRIC CO COM           COM       369604103        5,891      293,533  SH         Sole                             293,533
GOLDMAN SACHS GROUP INC COM       COM       38141G104          622        5,000  SH         Sole                               5,000
GOOGLE INC CL A                   COM       38259P508          596          930  SH         Sole                                 930
INTEL CORP COM                    COM       458140100        1,180       41,978  SH         Sole                              41,978
JOHNSON & JOHNSON COM             COM       478160104          327        4,953  SH         Sole                               4,953
LILLY ELI & CO COM                COM       532457108          586       14,561  SH         Sole                              14,561
LULULEMON ATHLETICA INC COM       COM       550021109        1,871       25,034  SH         Sole                              25,034
MICROSOFT CORP COM                COM       594918104        2,197       68,111  SH         Sole                              68,111
NETSUITE INC COM                  COM       64118Q107          201        4,000  SH         Sole                               4,000
NORDSON CORP COM                  COM       655663102          355        6,518  SH         Sole                               6,518
PATRIOT NATL BANCORP INC COM      COM       70336F104          696      376,850  SH         Sole                             376,850
PEPSICO INC COM                   COM       713448108          860       12,960  SH         Sole                              12,960
PETSMART INC COM                  COM       716768106        1,676       29,288  SH         Sole                              29,288
PFIZER INC COM                    COM       717081103          773       34,120  SH         Sole                              34,120
PITNEY BOWES INC COM              COM       724479100          733       41,700  SH         Sole                              41,700
PROCTER & GAMBLE CO COM           COM       742718109          298        4,430  SH         Sole                               4,430
REYNOLDS AMERICAN INC COM         COM       761713106        5,125      123,681  SH         Sole                             123,681
STAPLES INC COM                   COM       855030102        1,619      100,000  SH         Sole                             100,000
THERMO FISHER SCIENTIFIC INC C    COM       883556102        1,070       18,986  SH         Sole                              18,986
THL CR INC COM                    COM       872438106          494       38,450  SH         Sole                              38,450
UNITED PARCEL SERVICE INC CL B    COM       911312106          566        7,012  SH         Sole                               7,012
VERIZON COMMUNICATIONS INC COM    COM       92343V104          975       25,510  SH         Sole                              25,510
WAL MART STORES INC COM           COM       931142103          323        5,278  SH         Sole                               5,278
WHOLE FOODS MKT INC COM           COM       966837106          567        6,812  SH         Sole                               6,812
WINDSTREAM CORP COM               COM       97381W104          310       26,519  SH         Sole                              26,519
WMS INDS INC COM                  COM       929297109        1,518       63,980  SH         Sole                              63,980
ZIPCAR INC COM                    COM       98974X103          533       36,003  SH         Sole                              36,003
EATON VANCE TX MNG BY WRT OPP     FU        27828Y108        7,206      556,869  SH         Sole                             556,869
ISHARES TR DJ SEL DIV INX         FU        464287168       22,856      408,429  SH         Sole                             408,429
ISHARES TR RUSL 2000 VALU         FU        464287630          511        7,004  SH         Sole                               7,004
ISHARES TR RUSL 3000 VALU         FU        464287663          273        2,979  SH         Sole                               2,979
ISHARES TR RUSSELL 1000           FU        464287622          622        7,982  SH         Sole                               7,982
ISHARES TR RUSSELL 2000           FU        464287655        4,294       51,859  SH         Sole                              51,859
ISHARES TR RUSSELL 3000           FU        464287689        8,873      106,545  SH         Sole                             106,545
ISHARES TR S&P MIDCAP 400         FU        464287507          900        9,068  SH         Sole                               9,068
SPDR S&P 500 ETF TR TR UNIT       FU        78462F103       16,389      116,394  SH         Sole                             116,394
SPDR S&P MIDCAP 400 ETF TR UTS    FU        78467Y107        2,191       12,126  SH         Sole                              12,126
ASTRAZENECA PLC SPONSORED ADR     ADR       046353108        2,419       54,378  SH         Sole                              54,378
BRITISH AMERN TOB PLC SPONSORE    ADR       110448107        1,982       19,582  SH         Sole                              19,582
ISHARES INC MSCI BRIC INDX        ADR       464286657          519       12,700  SH         Sole                              12,700
ROYAL BK CDA MONTREAL QUE COM     ADR       780087102          580       10,000  SH         Sole                              10,000
STATOIL ASA SPONSORED ADR         ADR       85771P102          220        8,100  SH         Sole                               8,100
TORONTO DOMINION BK ONT COM NE    ADR       891160509          425        5,000  SH         Sole                               5,000
VODAFONE GROUP PLC NEW SPONS A    ADR       92857W209        1,806       65,270  SH         Sole                              65,270
BLACKROCK INTL GRWTH & INC TR     FF        092524107          185       23,590  SH         Sole                              23,590
EATON VANCE TAX MNGD GBL DV EQ    FF        27829F108        1,298      145,664  SH         Sole                             145,664
EATON VANCE TXMGD GL BUYWR OPP    FF        27829C105        2,124      192,350  SH         Sole                             192,350
ISHARES TR FTSE CHINA25 IDX       FF        464287184          494       13,462  SH         Sole                              13,462
ISHARES TR MSCI ACJPN IDX         FF        464288182        1,041       18,450  SH         Sole                              18,450
ISHARES TR MSCI EAFE INDEX        FF        464287465        4,712       85,845  SH         Sole                              85,845
ISHARES TR MSCI EMERG MKT         FF        464287234        3,043       70,863  SH         Sole                              70,863
ISHARES TR MSCI SMALL CAP         FF        464288273        1,522       37,918  SH         Sole                              37,918
VANGUARD INTL EQUITY INDEX FD     FF        922042858        9,198      211,600  SH         Sole                             211,600
ISHARES TR DJ US REAL EST         FR        464287739        3,414       54,795  SH         Sole                              54,795
ALPINE GLOBAL PREMIER PPTYS FD    RE        02083A103          214       32,872  SH         Sole                              32,872
CBL & ASSOC PPTYS INC COM         RE        124830100        4,694      248,085  SH         Sole                             248,085
SIMON PPTY GROUP INC NEW COM      RE        828806109      106,932      734,022  SH         Sole                             734,022
ENTERPRISE PRODS PARTNERS L P     LTD       293792107          204        4,035  SH         Sole                               4,035